Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Line Items]
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

On January 4, 2021, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 shares of common stock, par value $0.0001 (the “Founder Shares”). Up to 375,000 Founder Shares are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. On March 10, 2021, the Company effected a stock dividend of 0.2 shares for each founder share outstanding, resulting in an aggregate of 3,450,000 founder shares outstanding and held by the Sponsor and the Company’s directors (up to 450,000 of which are subject to forfeiture by the Sponsor if the underwriters’ over-allotment option is not exercised in full). On March 19, 2021, the underwriters partially exercised the over-allotment option to purchase 1,300,000 Public Units. As a result, 125,000 founder shares were forfeited.

On the date of the IPO, the Founder Shares were placed into an escrow account maintained in New York, New York by Continental Stock Transfer& Trust Company, acting as escrow agent. Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions) for a period ending on (1) with respect to 50% of the founder shares, the earlier of one year after the date of the consummation of the Company’s initial Business Combination and the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after Company’s initial Business Combination and (2) with respect to the remaining 50% of the founder shares, one year after the date of Company’s consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On January 4, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO (the “Promissory Note”). These loans were non-interest bearing, unsecured and were due at the earlier of March 31, 2021 or the closing of the IPO.

On February 1, 2021, the Sponsor funded to the Company $100,000 pursuant to the Promissory Note. On February 10, 2021, the Sponsor funded to the Company an additional $25,000 pursuant to the Promissory Note, for an aggregate amount of $125,000. On March 15, 2021, the Promissory Note in an aggregate amount of $125,000 was fully repaid by the Company to the Sponsor.

Related Party Loans

In order to meet the working capital needs following the consummation of the IPO if the funds not held in the Trust Account are insufficient, the Sponsor, initial stockholders, officers, directors and their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the holder’s discretion, up to $1,500,000 of the notes may be converted into units at a price of $10.00 per unit. The units would consist of (i) one subunit, which consists of one share of common stock and one-quarter of one warrant, and (ii) one-quarter of one warrant, where the common stock and warrants would be identical to the common stock and warrants included in the Private Units. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no other proceeds from the Trust Account would be used for such repayment. At December 31, 2021 and 2020, no such Working Capital Loans were outstanding.

Administrative Service Fee

Commencing on the Effective Date of the registration statement through the acquisition of a target business, the Company will pay an affiliate of the Chief Executive Officer, an aggregate fee of $10,000 per month for providing the Company with office space and certain office and secretarial services. The Company has recorded 97,097 for the for the period from March 10, 2021 through December 31, 2021.

SoundHound, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

17.    RELATED PARTY TRANSACTIONS

The Company entered into revenue contracts to perform professional services for certain companies who are also investors in the Company. These companies are holders of either the Company’s common stock or Preferred Stock. The following is financial information on related party transactions as of and for the years ended December 31, 2021:

	For the Years Ended December 31,
	2021	2020
Revenue	$7,013	$6,668
	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$583	$2,083
Deferred revenue	$15,238	$16,787